Income taxes - Summary a Reconciliation of the Differences Between the Japanese Statutory Tax Rate and the Effective Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Statutory tax rate	31.50%	31.50%	31.50%
Non-deductible expenses	0.30%	0.30%	0.20%
Income tax credits	(1.40%)	(3.30%)	(3.00%)
Change in statutory tax rate	1.30%	0.10%	(0.10%)
Change in unrecognized deferred tax assets	(5.20%)	(2.10%)	(1.00%)
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and affiliates	0.40%	0.90%	1.50%
Lower tax rate applied to life and non-life insurance business in Japan	(0.30%)	(0.40%)	(0.90%)
Foreign income tax differential	(5.90%)	(4.90%)	(6.00%)
Recording or reversal of liabilities for uncertain tax positions	0.10%	0.10%	(0.30%)
Controlled Foreign Company taxation in Japan	0.10%	0.00%	(2.00%)
Other	0.40%	0.50%	0.70%
Effective income tax rate	21.30%	22.70%	20.60%